American Century Investments®
Quarterly Portfolio Holdings
VP Inflation Protection Fund
September 30, 2019

VP Inflation Protection - Schedule of Investments
SEPTEMBER 30, 2019 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
U.S. TREASURY SECURITIES — 54.4%
U.S. Treasury Inflation Indexed Bonds, 2.00%, 1/15/26(1)	15,030,223	16,710,612
U.S. Treasury Inflation Indexed Bonds, 2.375%, 1/15/27	5,704,859	6,598,305
U.S. Treasury Inflation Indexed Bonds, 1.75%, 1/15/28	17,153,148	19,312,166
U.S. Treasury Inflation Indexed Bonds, 3.625%, 4/15/28	3,483,559	4,477,542
U.S. Treasury Inflation Indexed Bonds, 2.50%, 1/15/29	8,932,775	10,809,584
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/40	7,181,713	9,575,097
U.S. Treasury Inflation Indexed Bonds, 2.125%, 2/15/41	4,904,359	6,598,099
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/42	23,715,426	25,136,572
U.S. Treasury Inflation Indexed Bonds, 0.625%, 2/15/43	15,155,853	15,577,264
U.S. Treasury Inflation Indexed Bonds, 1.375%, 2/15/44	19,980,972	23,990,750
U.S. Treasury Inflation Indexed Bonds, 0.75%, 2/15/45	9,588,128	10,100,010
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/46	2,165,660	2,419,020
U.S. Treasury Inflation Indexed Bonds, 0.875%, 2/15/47	1,913,184	2,082,779
U.S. Treasury Inflation Indexed Bonds, 1.00%, 2/15/49	3,008,869	3,408,688
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/23	33,295,500	33,520,037
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/24	20,562,520	20,901,555
U.S. Treasury Inflation Indexed Notes, 0.25%, 1/15/25	25,456,375	25,549,552
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/25(1)	27,805,344	28,211,653
U.S. Treasury Inflation Indexed Notes, 0.625%, 1/15/26	8,260,394	8,481,248
U.S. Treasury Inflation Indexed Notes, 0.125%, 7/15/26	17,661,270	17,648,461
U.S. Treasury Inflation Indexed Notes, 0.375%, 7/15/27	15,732,900	16,008,754
U.S. Treasury Inflation Indexed Notes, 0.50%, 1/15/28	14,146,176	14,498,314
U.S. Treasury Inflation Indexed Notes, 0.75%, 7/15/28	664,385	698,870
U.S. Treasury Inflation Indexed Notes, 0.25%, 7/15/29	12,838,912	12,985,002
TOTAL U.S. TREASURY SECURITIES (Cost $313,800,339)		335,299,934
CORPORATE BONDS — 10.5%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 3.80%, 3/1/45	300,000	335,122
Automobiles — 0.3%
Ford Motor Co., 4.35%, 12/8/26	180,000	180,433
Ford Motor Credit Co. LLC, MTN, 4.39%, 1/8/26	470,000	468,192
General Motors Co., 5.15%, 4/1/38	1,140,000	1,153,129
		1,801,754
Banks — 2.2%
Bank of America Corp., MTN, 3.30%, 1/11/23	720,000	744,820
Bank of America Corp., MTN, VRN, 4.44%, 1/20/48	775,000	925,984
Citigroup, Inc., 2.35%, 8/2/21	362,000	363,766
Citigroup, Inc., 4.05%, 7/30/22	760,000	795,920
Citigroup, Inc., 3.20%, 10/21/26	1,100,000	1,136,587
Citigroup, Inc., VRN, 4.08%, 4/23/29	530,000	579,163
Cooperatieve Rabobank UA, 3.95%, 11/9/22	250,000	260,558
Credit Suisse AG (New York), MTN, 3.625%, 9/9/24	500,000	529,405
Discover Bank, 3.45%, 7/27/26	450,000	464,481

HSBC Holdings plc, 2.95%, 5/25/21	600,000	606,335
HSBC Holdings plc, 4.30%, 3/8/26	450,000	487,681
HSBC Holdings plc, 4.375%, 11/23/26	400,000	429,317
HSBC Holdings plc, VRN, 4.04%, 3/13/28	470,000	499,261
Huntington Bancshares, Inc., 2.30%, 1/14/22	400,000	402,311
JPMorgan Chase & Co., 4.50%, 1/24/22	1,249,000	1,319,099
JPMorgan Chase & Co., VRN, 3.90%, 1/23/49	700,000	778,914
U.S. Bancorp, MTN, 3.60%, 9/11/24	799,000	850,859
Wells Fargo & Co., 4.125%, 8/15/23	280,000	297,287
Wells Fargo & Co., 3.00%, 4/22/26	300,000	307,923
Wells Fargo & Co., MTN, 3.55%, 9/29/25	375,000	397,050
Wells Fargo & Co., MTN, 4.10%, 6/3/26	560,000	600,721
Wells Fargo & Co., MTN, 4.75%, 12/7/46	740,000	877,337
		13,654,779
Biotechnology — 0.2%
AbbVie, Inc., 2.90%, 11/6/22	7,000	7,139
AbbVie, Inc., 4.45%, 5/14/46	590,000	612,565
Amgen, Inc., 3.625%, 5/22/24	450,000	477,085
Celgene Corp., 3.625%, 5/15/24	150,000	158,514
Gilead Sciences, Inc., 3.65%, 3/1/26	300,000	321,718
		1,577,021
Capital Markets — 0.5%
Goldman Sachs Group, Inc. (The), 2.30%, 12/13/19	570,000	570,076
Goldman Sachs Group, Inc. (The), 3.75%, 5/22/25	1,500,000	1,589,731
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26	400,000	416,402
Morgan Stanley, MTN, 3.875%, 1/27/26	170,000	182,539
Morgan Stanley, MTN, VRN, 3.77%, 1/24/29	300,000	320,871
		3,079,619
Chemicals — 0.1%
Dow Chemical Co. (The), 3.50%, 10/1/24	300,000	313,239
Westlake Chemical Corp., 4.375%, 11/15/47	300,000	295,565
		608,804
Commercial Services and Supplies — 0.1%
Waste Management, Inc., 4.15%, 7/15/49	360,000	421,485
Consumer Finance — 0.2%
Capital One Financial Corp., 3.75%, 3/9/27	670,000	705,255
Discover Financial Services, 3.75%, 3/4/25	300,000	314,066
		1,019,321
Diversified Telecommunication Services — 0.8%
AT&T, Inc., 4.05%, 12/15/23	200,000	214,068
AT&T, Inc., 4.45%, 4/1/24	300,000	324,731
AT&T, Inc., 3.40%, 5/15/25	768,000	802,555
AT&T, Inc., 2.95%, 7/15/26	300,000	304,744
AT&T, Inc., 3.80%, 2/15/27	700,000	742,894
AT&T, Inc., 4.80%, 6/15/44	350,000	388,758
AT&T, Inc., 5.15%, 11/15/46	200,000	232,357
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(2)	800,000	845,602
Verizon Communications, Inc., 2.625%, 8/15/26	200,000	202,767

Verizon Communications, Inc., 5.01%, 8/21/54	570,000	719,009
		4,777,485
Electric Utilities — 0.6%
AEP Transmission Co. LLC, 3.75%, 12/1/47	300,000	328,049
American Electric Power Co., Inc., 3.20%, 11/13/27	300,000	313,470
Duke Energy Corp., 3.15%, 8/15/27	200,000	208,044
Exelon Generation Co. LLC, 5.60%, 6/15/42	795,000	947,677
FirstEnergy Corp., 4.85%, 7/15/47	600,000	714,127
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27	400,000	424,400
Southern Co. Gas Capital Corp., 3.95%, 10/1/46	300,000	315,681
Southwestern Public Service Co., 3.70%, 8/15/47	500,000	544,610
Virginia Electric & Power Co., 3.45%, 2/15/24	100,000	104,698
		3,900,756
Energy Equipment and Services — 0.1%
Halliburton Co., 4.85%, 11/15/35	735,000	817,082
Entertainment — 0.2%
Viacom, Inc., 4.25%, 9/1/23	840,000	891,358
Viacom, Inc., 4.375%, 3/15/43	150,000	154,891
Walt Disney Co. (The), 4.75%, 9/15/44(2)	150,000	194,762
		1,241,011
Equity Real Estate Investment Trusts (REITs) — 0.2%
Boston Properties LP, 3.65%, 2/1/26	150,000	158,886
Essex Portfolio LP, 3.625%, 8/15/22	250,000	258,784
Kilroy Realty LP, 3.80%, 1/15/23	301,000	314,635
Ventas Realty LP / Ventas Capital Corp., 3.25%, 8/15/22	468,000	480,617
		1,212,922
Food and Staples Retailing — 0.2%
Kroger Co. (The), 3.875%, 10/15/46	600,000	573,805
Walmart, Inc., 4.05%, 6/29/48	650,000	781,940
		1,355,745
Health Care Equipment and Supplies — 0.1%
Becton Dickinson and Co., 3.70%, 6/6/27	444,000	470,814
Medtronic, Inc., 3.50%, 3/15/25	45,000	48,340
		519,154
Health Care Providers and Services — 0.6%
Aetna, Inc., 2.75%, 11/15/22	406,000	411,018
Anthem, Inc., 4.65%, 1/15/43	300,000	332,494
Cigna Corp., 4.90%, 12/15/48	300,000	344,545
CVS Health Corp., 2.75%, 12/1/22	1,159,000	1,173,937
CVS Health Corp., 4.78%, 3/25/38	260,000	287,084
CVS Health Corp., 5.05%, 3/25/48	320,000	364,488
Duke University Health System, Inc., 3.92%, 6/1/47	467,000	543,223
Express Scripts Holding Co., 4.50%, 2/25/26	200,000	218,785
Northwell Healthcare, Inc., 4.26%, 11/1/47	320,000	358,173
		4,033,747
Hotels, Restaurants and Leisure — 0.1%
McDonald's Corp., MTN, 3.25%, 6/10/24	350,000	368,567
Insurance — 0.2%
American International Group, Inc., 4.50%, 7/16/44	350,000	390,237

Markel Corp., 3.50%, 11/1/27	300,000	307,034
Prudential Financial, Inc., 3.94%, 12/7/49	451,000	488,044
Prudential Financial, Inc., MTN, VRN, 3.75%, (CPI YoY plus 2.00%), 11/2/20	189,000	186,742
		1,372,057
IT Services — 0.1%
Fidelity National Information Services, Inc., 3.00%, 8/15/26	400,000	412,388
Life Sciences Tools and Services — 0.1%
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26	500,000	515,523
Media — 0.7%
CBS Corp., 3.70%, 6/1/28	250,000	260,856
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45	960,000	1,171,432
Comcast Corp., 4.25%, 10/15/30	1,920,000	2,187,186
Comcast Corp., 6.50%, 11/15/35	556,000	779,811
		4,399,285
Multi-Utilities — 0.2%
Dominion Energy, Inc., 4.90%, 8/1/41	550,000	652,033
Sempra Energy, 3.25%, 6/15/27	350,000	359,829
Sempra Energy, 3.80%, 2/1/38	350,000	361,401
		1,373,263
Oil, Gas and Consumable Fuels — 1.4%
Cimarex Energy Co., 4.375%, 6/1/24	200,000	210,305
Enbridge, Inc., 3.50%, 6/10/24	190,000	198,577
Enbridge, Inc., 3.70%, 7/15/27	400,000	423,048
Energy Transfer Operating LP, 3.60%, 2/1/23	312,000	320,712
Energy Transfer Operating LP, 5.30%, 4/15/47	770,000	829,671
Enterprise Products Operating LLC, 4.85%, 3/15/44	250,000	287,617
Hess Corp., 6.00%, 1/15/40	410,000	476,043
Kinder Morgan Energy Partners LP, 5.30%, 9/15/20	500,000	514,384
Magellan Midstream Partners LP, 5.15%, 10/15/43	350,000	414,002
MPLX LP, 4.50%, 4/15/38	300,000	311,647
MPLX LP, 5.20%, 3/1/47	400,000	442,793
Noble Energy, Inc., 4.15%, 12/15/21	874,000	908,176
Petroleos Mexicanos, 3.50%, 1/30/23	331,000	330,834
Petroleos Mexicanos, 4.875%, 1/18/24	700,000	721,875
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22	437,000	448,437
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25	950,000	1,068,249
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23	187,000	191,197
Williams Cos., Inc. (The), 4.30%, 3/4/24	600,000	638,554
		8,736,121
Pharmaceuticals — 0.2%
Allergan Funding SCS, 3.85%, 6/15/24	350,000	369,575
Allergan Funding SCS, 4.55%, 3/15/35	430,000	457,495
Bristol-Myers Squibb Co., 4.25%, 10/26/49(2)	250,000	291,558
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/26	340,000	351,161
		1,469,789
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 3.75%, 4/1/24	300,000	320,254
Burlington Northern Santa Fe LLC, 3.00%, 4/1/25	320,000	335,044
Burlington Northern Santa Fe LLC, 4.95%, 9/15/41	250,000	310,807

Union Pacific Corp., 2.75%, 4/15/23	150,000	153,251
		1,119,356
Software — 0.2%
Microsoft Corp., 3.45%, 8/8/36	660,000	730,638
Oracle Corp., 2.50%, 10/15/22	200,000	203,156
Oracle Corp., 2.65%, 7/15/26	350,000	357,537
		1,291,331
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc., 3.20%, 5/11/27	1,050,000	1,114,656
Apple, Inc., 2.90%, 9/12/27	1,000,000	1,043,066
Dell International LLC / EMC Corp., 6.02%, 6/15/26(2)	790,000	891,548
		3,049,270
Trading Companies and Distributors — 0.1%
International Lease Finance Corp., 5.875%, 8/15/22	400,000	438,405
TOTAL CORPORATE BONDS (Cost $60,722,651)		64,901,162
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 9.9%
FHLMC, 4.50%, 4/1/41	7,579,083	8,219,712
FHLMC, 3.00%, 7/1/49	39,061,583	39,678,466
FNMA, 4.50%, 5/1/39	2,134,321	2,322,991
FNMA, 4.00%, 11/1/41	1,094,323	1,169,777
FNMA, 4.00%, 11/1/41	516,926	552,109
FNMA, 4.00%, 2/1/42	717,893	752,781
FNMA, 4.00%, 2/1/46	8,259,702	8,706,078
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $60,958,271)		61,401,914
COMMERCIAL MORTGAGE-BACKED SECURITIES — 7.4%
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class AM, VRN, 4.43%, 2/10/47	2,000,000	2,171,046
Commercial Mortgage Pass-Through Certificates, Series 2014-UBS5, Class AM, VRN, 4.19%, 9/10/47	1,700,000	1,818,529
Commercial Mortgage Pass-Through Certificates, Series 2015-CR22, Class AM, VRN, 3.60%, 3/10/48	1,475,000	1,558,873
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.80%, 2/10/49	2,000,000	2,212,397
Commercial Mortgage Trust, Series 2015-3BP, Class A, SEQ, 3.18%, 2/10/35(2)	4,000,000	4,191,002
Commercial Mortgage Trust, Series 2016-CD1, Class AM, 2.93%, 8/10/49	2,000,000	2,048,952
Commercial Mortgage Trust, Series 2016-CD2, Class A4 SEQ, VRN, 3.53%, 11/10/49	1,550,000	1,673,579
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(2)	1,500,000	1,564,720
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(2)	1,450,000	1,480,140
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(2)	1,962,850	2,118,715
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 5/10/49	1,500,000	1,591,943
Hudson Yards Mortgage Trust, Series 2016-10HY, Class B, VRN, 3.08%, 8/10/38(2)	2,515,000	2,592,988
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	1,860,000	1,988,232
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 SEQ, 4.17%, 12/15/46	1,455,000	1,565,583
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class A4 SEQ, 2.82%, 8/15/49	1,200,000	1,240,909
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class AS, 3.14%, 8/15/49	1,400,000	1,446,962
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	2,300,000	2,447,805
Morgan Stanley Capital I Trust, Series 2014-CPT, Class AM, VRN, 3.52%, 7/13/29(2)	2,500,000	2,539,497
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C, VRN, 3.56%, 7/13/29(2)	1,600,000	1,620,923
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4 SEQ, 2.78%, 8/15/49	3,350,000	3,434,470
UBS Commercial Mortgage Trust, Series 2019-C17, Class AS, 3.20%, 9/15/52(3)	4,500,000	4,638,516
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $44,976,771)		45,945,781

ASSET-BACKED SECURITIES — 7.0%
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A SEQ, 2.50%, 7/20/21(2)	2,700,000	2,702,415
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A SEQ, 2.99%, 6/20/22(2)	3,440,000	3,478,594
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(2)	640,340	646,396
Hertz Vehicle Financing II LP, Series 2015-1A, Class A SEQ, 2.73%, 3/25/21(2)	6,700,000	6,710,168
Hilton Grand Vacations Trust, Series 2014-AA, Class A SEQ, 1.77%, 11/25/26(2)	316,205	315,003
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(2)	2,309,991	2,317,098
Hilton Grand Vacations Trust, Series 2019-AA, Class B, 2.54%, 7/25/33(2)	3,114,187	3,113,676
Honda Auto Receivables Owner Trust, Series 2019-1, Class A3 SEQ, 2.83%, 3/20/23	4,000,000	4,071,757
MVW Owner Trust, Series 2016-1A, Class A SEQ, 2.25%, 12/20/33(2)	443,762	441,216
Progress Residential Trust, Series 2019-SFR1, Class A SEQ, 3.42%, 8/17/35(2)	3,600,000	3,706,742
Progress Residential Trust, Series 2019-SFR3, Class A SEQ, 2.27%, 9/17/36(2)	1,950,000	1,930,307
Progress Residential Trust, Series 2019-SFR4, Class B, 2.94%, 11/17/36(2)(3)	3,900,000	3,899,975
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(2)	158,435	158,386
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(2)	352,892	355,179
Sierra Timeshare Receivables Funding LLC, Series 2019-1A, Class A SEQ, 3.20%, 1/20/36(2)	1,630,123	1,652,765
Towd Point Mortgage Trust, Series 2016-1, Class A1, VRN, 3.50%, 2/25/55(2)	596,403	605,008
Towd Point Mortgage Trust, Series 2017-2, Class A1, VRN, 2.75%, 4/25/57(2)	1,123,207	1,133,129
Verizon Owner Trust, Series 2019-A, Class A1A SEQ, 2.93%, 9/20/23	4,800,000	4,888,802
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(2)	1,292,807	1,292,086
TOTAL ASSET-BACKED SECURITIES (Cost $42,995,282)		43,418,702
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.9%
Private Sponsor Collateralized Mortgage Obligations — 4.7%
ABN Amro Mortgage Corp., Series 2003-4, Class A4, 5.50%, 3/25/33	69,434	70,719
ABN Amro Mortgage Corp., Series 2003-6, Class 1A4, 5.50%, 5/25/33	102,513	109,566
Agate Bay Mortgage Loan Trust, Series 2014-3, Class A2, VRN, 3.50%, 11/25/44(2)	1,276,277	1,286,111
Agate Bay Mortgage Loan Trust, Series 2015-7, Class A3, VRN, 3.50%, 10/25/45(2)	1,273,242	1,285,761
Agate Bay Mortgage Loan Trust, Series 2016-1, Class A3, VRN, 3.50%, 12/25/45(2)	1,883,812	1,907,527
Agate Bay Mortgage Loan Trust, Series 2016-3, Class A3, VRN, 3.50%, 8/25/46(2)	1,305,751	1,326,784
Cendant Mort Capital LLC, Series 2003-6, Class A3, 5.25%, 7/25/33	236,358	239,196
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-5, Class 2A4, 5.50%, 5/25/34	118,726	121,864
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10, VRN, 3.50%, 12/25/44(2)	1,400,000	1,451,521
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 6/25/47(2)	1,041,026	1,056,183
JPMorgan Mortgage Trust, Series 2013-1, Class 2A2 SEQ, VRN, 2.50%, 3/25/43(2)	1,068,213	1,069,548
JPMorgan Mortgage Trust, Series 2014-5, Class A1, VRN, 2.98%, 10/25/29(2)	1,507,255	1,527,751
JPMorgan Mortgage Trust, Series 2016-1, Class A7 SEQ, VRN, 3.50%, 5/25/46(2)	3,500,000	3,666,609
JPMorgan Mortgage Trust, Series 2017-1, Class A2, VRN, 3.50%, 1/25/47(2)	3,168,967	3,234,344
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 3/25/57(2)	1,406,870	1,474,282
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.52%, (1-month LIBOR plus 1.50%), 6/25/57(2)	1,820,819	1,853,111
Sequoia Mortgage Trust, Series 2014-3, Class A14, SEQ, VRN, 3.00%, 10/25/44(2)	357,794	359,071
Sequoia Mortgage Trust, Series 2014-4, Class A2 SEQ, VRN, 3.50%, 11/25/44(2)	662,911	667,410
Sequoia Mortgage Trust, Series 2017-7, Class A7 SEQ, VRN, 3.50%, 10/25/47(2)	1,750,000	1,835,060
Sequoia Mortgage Trust, Series 2017-CH1, Class A1, VRN, 4.00%, 8/25/47(2)	1,542,565	1,587,977
Sequoia Mortgage Trust, Series 2018-7, Class A4 SEQ, VRN, 4.00%, 9/25/48(2)	1,025,385	1,037,838
Thornburg Mortgage Securities Trust, Series 2004-3, Class A, VRN, 2.76%, (1-month LIBOR plus 0.74%), 9/25/44	110,865	111,529
WaMu Mortgage Pass-Through Certificates, Series 2003-S11, Class 3A5, 5.95%, 11/25/33	151,714	156,060
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.96%, 6/25/35	463,899	470,730
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A15, VRN, 4.97%, 6/25/35	736,524	773,359

WinWater Mortgage Loan Trust, Series 2014-1, Class A4 SEQ, VRN, 3.50%, 6/20/44(2)	137,109	138,709
		28,818,620
U.S. Government Agency Collateralized Mortgage Obligations — 1.2%
FHLMC, Series K088, Class A2 SEQ, 3.69%, 1/25/29	6,500,000	7,305,495
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $35,313,689)		36,124,115
COLLATERALIZED LOAN OBLIGATIONS — 3.0%
Bean Creek CLO Ltd., Series 2015-1A, Class AR, VRN, 3.30%, (3-month LIBOR plus 1.02%), 4/20/31(2)	2,250,000	2,228,280
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.26%, (3-month LIBOR plus 0.98%), 4/24/31(2)	2,000,000	1,976,150
Goldentree Loan Opportunities X Ltd., Series 2015-10A, Class AR, VRN, 3.40%, (3-month LIBOR plus 1.12%), 7/20/31(2)	1,750,000	1,747,839
Goldentree Loan Opportunities XI Ltd., Series 2015-11A, Class AR2, VRN, 3.37%, (3-month LIBOR plus 1.07%), 1/18/31(2)	3,000,000	2,994,165
KKR CLO Ltd., Series 2022A, Class A, VRN, 3.43%, (3-month LIBOR plus 1.15%), 7/20/31(2)	2,750,000	2,737,749
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.28%, (3-month LIBOR plus 0.98%), 4/15/31(2)	3,000,000	2,989,214
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.45%, (3-month LIBOR plus 1.15%), 4/18/31(2)	2,000,000	1,987,837
Treman Park CLO Ltd., Series 2015-1A, Class ARR, VRN, 3.35%, (3-month LIBOR plus 1.07%), 10/20/28(2)	1,650,000	1,653,017
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $18,397,443)		18,314,251
SOVEREIGN GOVERNMENTS AND AGENCIES — 1.0%
Australia — 0.3%
Australia Government Bond, 4.00%, 8/20/20 AUD	1,517,000	1,842,824
Canada — 0.7%
Canadian Government Real Return Bond, 4.25%, 12/1/21 CAD	1,935,820	1,584,017
Canadian Government Real Return Bond, 4.25%, 12/1/26 CAD	2,531,490	2,467,575
		4,051,592
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $7,823,597)		5,894,416
TEMPORARY CASH INVESTMENTS — 3.7%
Crown Point Capital Co. LLC, 1.99%, 10/1/19(2)(4) $	23,000,000	22,998,749
State Street Institutional U.S. Government Money Market Fund, Premier Class	3,105	3,105
TOTAL TEMPORARY CASH INVESTMENTS (Cost $23,003,105)		23,001,854
TOTAL INVESTMENT SECURITIES — 102.8% (Cost $607,991,148)		634,302,129
OTHER ASSETS AND LIABILITIES — (2.8)%		(17,448,081)
TOTAL NET ASSETS — 100.0%		$616,854,048

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	1,902,038	AUD	2,765,836	UBS AG	12/18/19	$30,673
USD	4,134,519	CAD	5,444,087	Morgan Stanley	12/18/19	20,030
						$50,703

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	356	December 2019	$71,200,000	$76,718,000	$(189,063)

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	1.78%	6/6/24	$19,000,000	$(612)	$(155,075)	$(155,687)
CPURNSA	Receive	1.71%	6/20/24	$12,600,000	(567)	(76,432)	(76,999)
CPURNSA	Receive	1.86%	7/30/24	$12,500,000	(581)	(177,018)	(177,599)
CPURNSA	Receive	1.86%	8/1/24	$13,600,000	(590)	(190,949)	(191,539)
CPURNSA	Receive	2.15%	11/20/27	$5,000,000	(554)	(199,803)	(200,357)
CPURNSA	Receive	2.31%	3/28/28	$11,500,000	(530)	(716,508)	(717,038)
					$(3,434)	$(1,515,785)	$(1,519,219)

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.	CPURNSA	Receive	2.66%	12/4/19	$40,000,000	$(4,552,420)
Bank of America N.A.	CPURNSA	Receive	2.67%	4/1/22	$5,000,000	(731,121)
Bank of America N.A.	CPURNSA	Receive	2.53%	8/19/24	$4,000,000	(449,955)
Bank of America N.A.	CPURNSA	Receive	1.79%	8/27/25	$3,000,000	(29,170)
Bank of America N.A.	CPURNSA	Receive	2.24%	4/11/27	$7,000,000	(378,274)
Bank of America N.A.	CPURNSA	Receive	2.22%	4/13/27	$1,750,000	(90,369)
Bank of America N.A.	CPURNSA	Receive	2.24%	4/28/27	$4,000,000	(212,936)
Barclays Bank plc	CPURNSA	Receive	1.71%	2/5/20	$10,000,000	(48,004)
Barclays Bank plc	CPURNSA	Receive	2.59%	7/23/24	$2,300,000	(274,176)
Barclays Bank plc	CPURNSA	Receive	2.39%	9/19/24	$6,000,000	(571,242)
Barclays Bank plc	CPURNSA	Receive	2.36%	9/29/24	$6,500,000	(599,721)
Barclays Bank plc	CPURNSA	Receive	2.31%	9/30/24	$3,600,000	(309,780)
Barclays Bank plc	CPURNSA	Receive	2.90%	12/21/27	$15,100,000	(4,917,002)
Barclays Bank plc	CPURNSA	Receive	2.78%	7/2/44	$3,600,000	(1,509,413)
Goldman Sachs & Co.	CPURNSA	Receive	1.87%	5/23/26	$33,000,000	(128,334)
Goldman Sachs & Co.	CPURNSA	Receive	1.92%	5/31/26	$13,000,000	(127,777)
Goldman Sachs & Co.	CPURNSA	Receive	1.77%	6/16/26	$12,500,000	70,733
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$2,500,000	(122,121)
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$2,500,000	(132,106)
						$(15,113,188)
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
CAD	-	Canadian Dollar
CPI YoY	-	U.S. Consumer Price Index Urban Consumers Year over Year Not Seasonally Adjusted Index
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
SEQ	-	Sequential Payer
USD	-	United States Dollar
VRN	-
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated.

(1)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $17,805,042.

(2)
Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $120,868,195, which represented 19.6% of total net assets.

(3)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(4)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Commercial paper is valued using a curve-based approach that considers money market rates for specific instruments, programs, currencies and maturity points from a variety of active market makers. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
U.S. Treasury Securities	—	335,299,934	—
Corporate Bonds	—	64,901,162	—
U.S. Government Agency Mortgage-Backed Securities	—	61,401,914	—
Commercial Mortgage-Backed Securities	—	45,945,781	—
Asset-Backed Securities	—	43,418,702	—
Collateralized Mortgage Obligations	—	36,124,115	—
Collateralized Loan Obligations	—	18,314,251	—
Sovereign Governments and Agencies	—	5,894,416	—
Temporary Cash Investments	3,105	22,998,749	—
	3,105	634,299,024	—
Other Financial Instruments
Swap Agreements	—	70,733	—
Forward Foreign Currency Exchange Contracts	—	50,703	—
	—	121,436	—

Liabilities
Other Financial Instruments
Futures Contracts	189,063	—	—
Swap Agreements	—	16,703,140	—
	189,063	16,703,140	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.